Commitments and Contingencies - Future minimum lease commitments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies
Rent expense	¥ 17,878	¥ 18,564
2020	10,189
2021	6,190
2022	4,942
2023	4,807
2024	722
Thereafter	115
Total	¥ 26,965